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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
                500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000





                                        June 5, 2000

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS Series Trust I (the "Trust") (File Nos. 33-7638 and 811-4777) on Behalf of MFS(R)Managed Sectors Fund ("MMS")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 36 for MMS to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 31, 2000 for MMS.

         Please call the undersigned or Karen M. Ray at (617) 954-5801 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        MICHAEL WHITAKER
                                        Michael Whitaker
                                        Counsel

MW/bjn